Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Estimated Life	September 30, 2015	December 31, 2014
Computers and equipment	5 years	$6,636	$5,487
Furniture and fixtures	7 years	13,221	4,270
Total property and equipment		19,857	9,757
Accumulated depreciation		(5,607)	(4,585)
Total property and equipment, net of accumulated depreciation		$14,250	$5,172

Depreciation expense of approximately $400 and $600 was recognized for the three months ended September 30, 2015 and 2014, respectively, and approximately $1,000 and $3,000 for the nine months ended September 30, 2015 and 2014, respectively and is classified in general and administrative expense in the accompanying Unaudited Condensed Statements of Operations.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

		As of December 31,
	Estimated Life	2014	2013
Computers and equipment	5 years	$5,487	$4,320
Furniture and fixtures	7 years	4,270	4,270
Leasehold improvements	7 years	—	3,500
Total property and equipment		9,757	12,090
Accumulated depreciation		(4,585)	(4,605)
Total property and equipment, net of accumulated depreciation		$5,172	$7,485

In 2014, the Company disposed its leasehold improvements. Depreciation expense of approximately $3,500 and $2,100 was recognized for the years ended December 31, 2014 and 2013, respectively, and is classified in general and administrative expense in the accompanying Statements of Operations.